Share premium account (Details) - USD ($) $ in Millions		12 Months Ended		18 Months Ended
	Aug. 31, 2017	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Share premium account [Abstract]
Beginning balance		$ 41.0
Issue and redemption of B shares		(1,800.0)		$ (500.0)
Movement in relation to share options exercised		(0.7)	$ 1.8	5.8
Ending balance		44.0		41.0
Share Premium Account [Member]
Share premium account [Abstract]
Beginning balance		41.0	190.3	192.1
Issue and redemption of B shares	$ (156.7)	0.0	0.0	(156.7)
Movement in relation to share options exercised		3.0	1.8	5.6
Ending balance		$ 44.0	$ 192.1	$ 41.0